Jefferson National LIFE INSURANCE COMPANY
9920 Corporate Campus Drive, Suite 1000
Louisville, KY 40223
(502) 587-7626

CERTIFICATION PURSUANT TO RULE 497(j)
UNDER THE SECURITIES ACT OF 1933, AS AMENDED
FILE NOS. 333-124048; 811-07501

We hereby certify that the prospectus and statement of additional Information that would have been required to be filed under Rule 497(c) would not have differed from that contained in post-effective amendment No. 8 to the Registration Statement for Jefferson National Life Annuity Account G (File No. 333-124048) electronically filed on August 22, 2008 the most recent amendment to the Registration Statement.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G BY: JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Dated: August 25, 2008	By: /s/ Craig A. Hawley Craig A. Hawley, General Counsel & Secretary